Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)
Hong Kong [Member]
Income Taxes [Line Items]
Income tax expense percent	16.50%	16.50%	16.50%
Net operating losses carry forwards	$ 710,383			$ 32,597
Hong Kong [Member] | Tier One [Member]
Income Taxes [Line Items]
Income tax expense	$ 255,395	$ 2
Income tax expense percent	8.25%	8.25%	8.25%
Hong Kong [Member] | Tier Two [Member]
Income Taxes [Line Items]
Income tax expense	$ 255,395	$ 2
Income tax expense percent	16.50%	16.50%	16.50%
Singapore [Member]
Income Taxes [Line Items]
Income tax expense percent	17.00%	17.00%	17.00%
Singapore [Member] | First Taxable Income [Member]
Income Taxes [Line Items]
Income tax expense	$ 7,474		$ 10,000
Income tax expense percent	75.00%	75.00%	75.00%
Singapore [Member] | Second Taxable Income [Member]
Income Taxes [Line Items]
Income tax expense	$ 142,001		$ 190,000
Income tax expense percent	50.00%	50.00%	50.00%